Significant mergers and acquisitions and investments - Sun Art (Details) ¥ in Millions, $ in Millions, $ in Billions	1 Months Ended				6 Months Ended	12 Months Ended					15 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020
Business Acquisition [Line Items]
Cash consideration						¥ 27,014		¥ 16,022		¥ 48,206
The allocation of the purchase price at the date of acquisition
Goodwill					¥ 292,771	292,771		276,782		264,935	¥ 292,771	$ 44,686
Total purchase price is comprised of:
- cash consideration						27,014		16,022		48,206
Revenue						717,289	$ 109,480	509,711		376,844
Net income						¥ 143,284	$ 21,869	¥ 140,350		¥ 80,234
Sun Art Retail Group Limited
Total purchase price is comprised of:
Revenue									¥ 95,400		124,300
Net income									¥ 3,000		¥ 3,800
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods						20 years	20 years
Non-compete agreements | Maximum
Total purchase price is comprised of:
Estimated amortization periods						10 years	10 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods						7 years	7 years
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods						16 years	16 years
Sun Art Retail Group Limited
Business Acquisition [Line Items]
Equity interest held in subsidiary (as a percentage)	74.00%	74.00%
Sun Art Retail Group Limited
Business Acquisition [Line Items]
Equity interest (as a percent)													31.00%
Cash consideration			¥ 24,136	$ 3,600
Cash consideration for additional equity interest acquired	¥ 4,100	$ 4.9
Reduction of noncontrolling interest	¥ 4,592
Equity interest in consolidated subsidiary (as a percent)			67.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired			¥ 49,672
Goodwill			13,474
Deferred tax liabilities			(9,629)
Noncontrolling interests			(23,684)
Total			46,695
Total purchase price is comprised of:
- cash consideration			24,136	$ 3,600
- fair value of previously held equity interests			22,559
Total			46,695
Property and equipment			27,333
Operating lease right-of-use assets relating to land use rights			22,997
Payables and accruals for cost of revenue			14,681
Short-term investments			14,387
Customer advances			11,082
Inventories			¥ 9,341
Weighted average amortization period			11 years 9 months 18 days	11 years 9 months 18 days
Gain recognized in relation to the revaluation of previously held equity interest relating to obtaining control						¥ 6,381
Revenue					¥ 42,900
Sun Art Retail Group Limited | Maximum
Total purchase price is comprised of:
Estimated amortization periods			13 years	13 years
Sun Art Retail Group Limited | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			¥ 11,500
Sun Art Retail Group Limited | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			4,700
Sun Art Retail Group Limited | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			615
Sun Art Retail Group Limited | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			¥ 47